Debt Obligations (Details Textual) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended								1 Months Ended		12 Months Ended															12 Months Ended					9 Months Ended		9 Months Ended			9 Months Ended			9 Months Ended		9 Months Ended		6 Months Ended																									12 Months Ended				9 Months Ended					9 Months Ended						9 Months Ended				13 Months Ended							12 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Senior Toggle Notes Payable Due on December 1, 2008 [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes Payable Due on June 1, 2009 [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes Payable Due on December 1, 2009 [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes Payable Due on June 1, 2010 [Member] USD ($)	Mar. 21, 2011 MPM Nantong [Member] USD ($)	Apr. 30, 2012 Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member]	Apr. 02, 2012 Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member] USD ($)	Dec. 31, 2011 Interest rate swap [Member]	Dec. 31, 2010 Interest rate swap [Member] USD ($)	Dec. 22, 2010 Apollo [Member] USD ($)	Sep. 30, 2012 Senior notes [Member] USD ($)	Dec. 31, 2011 Senior notes [Member] USD ($)	Nov. 22, 2010 Senior notes [Member]	May 31, 2012 Senior notes [Member] Senior secured note, maturity June15, 2014 [Member] USD ($)	Dec. 31, 2011 Senior notes [Member] Second-Lien Senior secured note, maturity June15, 2014 [Member]	May 31, 2012 Senior notes [Member] 10.0% senior secured notes, maturity October 15, 2020 [Member]	Dec. 31, 2011 Senior notes [Member] 10.0% senior secured notes, maturity October 15, 2020 [Member]	Dec. 31, 2011 9.75% Senior Notes [Member]	Nov. 22, 2010 9.75% Senior Notes [Member] USD ($)	Oct. 22, 2010 9.75% Senior Notes [Member] USD ($)	Jun. 15, 2009 9.75% Senior Notes [Member] USD ($)	Dec. 22, 2010 9.75% Senior Notes [Member] Apollo [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes [Member] USD ($)	Nov. 22, 2010 Senior Toggle Notes [Member] USD ($)	Oct. 22, 2010 Senior Toggle Notes [Member] USD ($)	Jun. 15, 2009 Senior Toggle Notes [Member] USD ($)	Dec. 31, 2011 Notes Payable to Banks [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-B maturity December 4, 2015 [Member]	Dec. 31, 2011 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-B maturity December 4, 2015 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-A, maturity December 4, 2013 [Member]	Dec. 31, 2011 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-A, maturity December 4, 2013 [Member] USD ($)	Dec. 31, 2010 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-A, maturity December 4, 2013 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-3, maturity May 5, 2015 [Member]	Dec. 31, 2011 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-2-A, maturity December 4, 2013 [Member] USD ($)	Dec. 31, 2010 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-2-A, maturity December 4, 2013 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-2-B, maturity December 4, 2015 [Member]	Dec. 31, 2011 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-2-B, maturity December 4, 2015 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] Term loans, due May 2015 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] Term Loans, Due December 2013 [Member] USD ($)	Jun. 30, 2012 Notes Payable to Banks [Member] Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member]	Sep. 30, 2012 Notes Payable to Banks [Member] Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member]	Apr. 30, 2012 Notes Payable to Banks [Member] Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member] USD ($)	Dec. 31, 2011 Euro term loan [Member] EUR (€)	Nov. 22, 2010 Euro term loan [Member]	Dec. 31, 2011 9% Senior Notes [Member] USD ($)	Nov. 22, 2010 9% Senior Notes [Member] EUR (€)	Oct. 22, 2010 9% Senior Notes [Member] USD ($)	Oct. 22, 2010 9% Senior Notes [Member] EUR (€)	Jun. 15, 2009 9% Senior Notes [Member] EUR (€)	Dec. 22, 2010 9% Senior Notes [Member] Apollo [Member] EUR (€)	Dec. 31, 2011 Springing lien notes [Member] 9% Springing lien dollar notes, maturity January 15, 2021 [Member] USD ($)	Dec. 31, 2010 Springing lien notes [Member] 9% Springing lien dollar notes, maturity January 15, 2021 [Member] USD ($)	Dec. 31, 2011 Springing lien notes [Member] Springing lien euro notes, maturity January 15, 2021 [Member] USD ($)	Dec. 31, 2010 Springing lien notes [Member] Springing lien euro notes, maturity January 15, 2021 [Member] USD ($)	Sep. 30, 2012 Senior subordinated notes [Member] USD ($)	Dec. 31, 2011 Senior subordinated notes [Member] USD ($)	Jun. 15, 2009 Senior subordinated notes [Member] USD ($)	Jun. 30, 2012 Senior subordinated notes [Member] Senior subordinated notes, maturity December 1, 2016 [Member]	Dec. 31, 2011 Senior subordinated notes [Member] Senior subordinated notes, maturity December 1, 2016 [Member] USD ($)	Dec. 31, 2010 Senior subordinated notes [Member] Senior subordinated notes, maturity December 1, 2016 [Member] USD ($)	Dec. 31, 2011 Senior subordinated notes [Member] Second-Lien Senior secured note, maturity June15, 2014 [Member] USD ($)	Dec. 31, 2010 Senior subordinated notes [Member] Second-Lien Senior secured note, maturity June15, 2014 [Member] USD ($)	Dec. 31, 2011 Retain only senior subordinated notes [Member] USD ($)	Dec. 31, 2011 Variable Rate Term Loan [Member] USD ($)	Dec. 31, 2011 Second-lien senior secured notes [Member] USD ($)	Sep. 30, 2012 Second-lien senior secured notes [Member] USD ($)	Jun. 15, 2009 Second-lien senior secured notes [Member] USD ($)	Dec. 31, 2011 Working capital loans [Member] USD ($)	Sep. 30, 2012 Working capital loans [Member] Agricultural Bank of China, revolving working capital loan, maturity June 30, 2012 [Member]	Dec. 31, 2011 Working capital loans [Member] Agricultural Bank of China, revolving working capital loan, maturity June 30, 2012 [Member] USD ($)	Dec. 31, 2011 Working capital loans [Member] MPM Nantong [Member] USD ($)	Dec. 31, 2011 Working capital loans [Member] MPM Nantong [Member] Agricultural Bank of China, revolving working capital loan, maturity June 30, 2012 [Member]	Dec. 31, 2011 Fixed asset loan [Member] USD ($)	Sep. 30, 2012 Fixed asset loan [Member] Agricultural Bank of China, fixed asset loan, maturity June 30, 2015 [Member]	Dec. 31, 2011 Fixed asset loan [Member] Agricultural Bank of China, fixed asset loan, maturity June 30, 2015 [Member] USD ($)	Dec. 31, 2010 Fixed asset loan [Member] Agricultural Bank of China, fixed asset loan, maturity June 30, 2015 [Member] USD ($)	Dec. 31, 2011 Fixed asset loan [Member] MPM Nantong [Member] USD ($)	Mar. 21, 2011 Construction Loan [Member] MPM Nantong [Member] USD ($)	Dec. 31, 2011 Medium-term notes [Member] USD ($)	Sep. 30, 2012 Medium-term notes [Member] India Bank, medium term loan, maturity June 20, 2015 [Member]	Jun. 30, 2012 Medium-term notes [Member] India Bank, medium term loan, maturity June 20, 2015 [Member]	Dec. 31, 2011 Medium-term notes [Member] India Bank, medium term loan, maturity June 20, 2015 [Member] USD ($)	Dec. 31, 2010 Medium-term notes [Member] India Bank, medium term loan, maturity June 20, 2015 [Member] USD ($)	Oct. 31, 2012 Euro Fixed Rate Notes [Member] EUR (€)	Oct. 31, 2011 Euro Fixed Rate Notes [Member] EUR (€)	Sep. 30, 2011 Euro Fixed Rate Notes [Member] EUR (€)	Dec. 31, 2011 New Notes [Member] USD ($)	Nov. 05, 2010 USD Notes [Member] USD ($)	Nov. 05, 2010 USD Notes [Member] Apollo [Member] USD ($)	Nov. 05, 2010 EURO Notes [Member]	Dec. 31, 2011 Momentive Performance USA Materials Inc. [Member] Momentive Performance Materials GmbH [Member]	Sep. 30, 2012 Revolving credit facility [Member] USD ($)	Dec. 31, 2011 Revolving credit facility [Member] USD ($)	Sep. 30, 2012 Revolving credit facility [Member] JP Morgan Chase, revolving credit facility, maturity December 3, 2012 [Member]	Dec. 31, 2011 Revolving credit facility [Member] Momentive Performance USA Materials Inc. [Member] Subsidiaries [Member]	Dec. 31, 2010 Revolving credit facility [Member] Momentive Performance USA Materials Inc. [Member] Momentive Performance Materials GmbH [Member] USD ($)	Dec. 31, 2011 Letter of credit [Member] USD ($)	Sep. 30, 2012 Letter of credit [Member] USD ($)	Sep. 30, 2012 Synthetic letter of credit facility [Member] USD ($)	Dec. 31, 2011 Synthetic letter of credit facility [Member] USD ($)	Dec. 31, 2011 Term Loan [Member] USD ($)	Sep. 30, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)
Debt Instrument [Line Items]
Outstanding letters of credit			$ 0																																																																																														$ 80	$ 42					$ 47	$ 32	$ 31
Extended credit under borrower's existing revolving credit facility			160																																																																																															300			300	33				1,010	300	300
Unused capacity																																																																																																	173	258						1	2
Maturity of term loans											May 05, 2015																																																																																															May 05, 2015
Applicable margin with respect to term loans											3.50%																																																																																					4.75%										3.50%
Aggregate principal amount																									451					75																							156
Aggregate principal amount of dollar term loans			846																													437																298
Long-term debt			2,931	2,977												200	200																	433		66	504		110	506		382														1,161	1,161	171	198	382	382			379	379	179	172								16					30	51						4	6
Percentage of Senior notes accepted in the exchange offer																							6.00%					42.00%																						11.00%											24.00%
Interest on the loan			82.00%																			10.00%																										78.00%																												6.89%						6.52%																								87.00%
Issue price																					100.00%
Extinguishment of debt				(54)																																							240	178
Principal amount held by related party															139												234																												88
Description of variable rate basis																																	LIBOR		Euro LIBOR			LIBOR			LIBOR				LIBOR																													People's Bank of China Reference Rate					People's Bank of China Reference Rate						People's Bank of China Reference Rate														LIBOR
Outstanding amount																																																																																			51
Principal repayments on the new fixed asset loan																																																																																		8
Fixed asset loan										37																																																																		16
Term loan amount																																																																																																				500
Senior Toggle Notes due						16	17	11	11
Basis spread on variable rate																																														3.50%																															105.00%					101.00%
Interest rate, stated percentage																												10.125%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																												10.875%
Percentage of accrued interest payable																	9.75%						9.75%																											9.00%											11.50%									12.50%																							9.00%		9.50%
Fair value of Second Lien Notes																																																																						163
Debt Instrument, Fair Value Disclosure	2,880																																																											380								284	936	212	184																					1,005
Recognized gain on exchange																																																																						179
Debt instrument face amount of additional tenders holding																														615																						165
Amortization cost																																																																																																						1.00%
Tender offer consideration																								1,044					1,046																						1,040
Description of variable rate basis																																																																																																LIBOR
Tender payment																		1000.00%											1000.00%																				1000.00%
Aggregate principal amount												175					765		250					1,000		48		300	1,000		141																175			363	1,000			30							500	118								200		200																			150		848	526
Aggregate principal amount of the Euro Fixed-Rate Notes																																																																																										17
Reduction in aggregate principal amount of Euro Fixed-Rate Notes outstanding																																																																																									133
Debt Instrument Repurchased face Amount																																																																																										12
Recognized gain on the extinguishment																																																																																									7
Interest rate swap agreement, fixed rate													2.48%	2.48%
Notional value of interest rate swap agreement														185
Expiration of swap agreement													Mar. 31, 2010	Mar. 31, 2010
Debt Instrument Carrying Amount																																																																				379	991	179			16					30						4								1,332
Weighted average interest rate	9.90%		9.90%
Interest rate at period end																				12.50%		10.00%																																				9.50%					11.68%																							14.75%	15.00%
Term of loans																																																																																																one-year term
Period of term loan prior to maturity date																																																																																																91 days
Debt Obligations (Textual) [Abstract]
Short-term borrowings	4		3	2
Recognized loss			78
Foreign currency exchange losses			25
Amortization of debt discount and issuance costs	15	12	15	17	15
Interest expense on long-term debt			241	232	245
Unused borrowing capacity																																																																																																	173	258						1	2
Loss on extinguishment of debt	6	0	(7)	78	(179)
Maximum borrowing capacity			$ 160																																																																																															$ 300			$ 300	$ 33				$ 1,010	$ 300	$ 300